Accounts payable for business acquired (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts payable for business acquired
Accounts payable for business acquired	R$ 13,365	R$ 76,746
Accounts payable for business acquired	122,689	133,299
Total	R$ 136,054	R$ 210,045